Total
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Equity Income Fund
Goldman Sachs Equity Income Fund—Summary
Investment Objective
The Goldman Sachs Equity Income Fund (the “Fund”) seeks long-term capital appreciation and growth of income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 56 and in Appendix D—Additional Information About Sales Charge Variations, Waivers and Discounts on page 126 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-117 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, Inst, Serv, Inv, R, R6 Shares - Goldman Sachs Equity Income Fund		Class A	Class C	Institutional	Service	Investor	Class R	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none	none	none
[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, Inst, Serv, Inv, R, R6 Shares - Goldman Sachs Equity Income Fund		Class A	Class C	Institutional	Service	Investor	Class R	Class R6
Management Fees		0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	0.25%	none	0.50%	none
Other Expenses		0.29%	0.54%	0.17%	0.42%	0.29%	0.29%	0.16%
Service Fees		none	0.25%	none	none	none	none	none
Shareholder Administration Fees		none	none	none	0.25%	none	none	none
All Other Expenses		0.29%	0.29%	0.17%	0.17%	0.29%	0.29%	0.16%
Total Annual Fund Operating Expenses		1.23%	1.98%	0.86%	1.36%	0.98%	1.48%	0.85%
Expense Limitation	[1]	(0.19%)	(0.19%)	(0.13%)	(0.13%)	(0.19%)	(0.19%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		1.04%	1.79%	0.73%	1.23%	0.79%	1.29%	0.72%
[1]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Fund. These arrangements will remain in effect through at least December 29, 2021, and prior to such date the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor, Class R and/or Class R6 Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming complete redemption at end of period
Expense Example - Class A, C, Inst, Serv, Inv, R, R6 Shares - Goldman Sachs Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	650	901	1,171	1,941
Class C Shares	282	603	1,050	2,291
Institutional Shares	75	261	464	1,049
Service Shares	125	418	732	1,624
Investor Shares	81	293	523	1,184
Class R Shares	131	449	790	1,752
Class R6 Shares	74	258	459	1,037

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Equity Income Fund | Class C Shares | USD ($)	182	603	1,050	2,291

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (
i.e
., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2020 was 42% of the average value of its portfolio.

Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments. The Fund will generally invest in equity securities that the Investment Adviser believes have favorable prospects for capital appreciation and/or dividend-paying ability. Although the Fund will invest primarily in publicly traded U.S. securities, including preferred and convertible securities, master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”), it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Investment Adviser expects that the Fund’s investments will be weighted in favor of companies that pay dividends or other current distributions.
The Fund’s equity investment process involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; (3) considering a wide range of factors as part of the fundamental investment process, which may include integrating environmental, social and governance (“ESG”) factors with traditional fundamental factors; and (4) buying those securities that a sector portfolio manager recommends, taking into account feedback from the rest of the portfolio management team. No one factor or consideration is determinative in the stock selection process. The Investment Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Investment Adviser’s outlook based on subsequent events, the Investment Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.
The Fund may also invest up to 20% of its Net Assets in fixed income securities, such as government, corporate and bank debt obligations.
The Fund seeks to generate additional cash flow and may reduce volatility by the sale of call options on the S&P 500
®
Index or other regional stock market indices (or related exchange-traded funds (“ETFs”)).
The Fund expects that, under normal circumstances, it will sell call options in an amount that is between 0% and 30% of the value of the Fund’s portfolio. As the seller of the call options, the Fund will receive cash (the “premium”) from the purchaser. If the purchaser exercises the option, the Fund pays the purchaser the difference between the price of the index and the exercise price of the option. The premium, the exercise price and the market price of the index determine the gain or loss realized by the Fund as the seller of the call option.
During periods in which the U.S. equity markets are generally unchanged or falling, or in a modestly rising market where the income from premiums exceeds the aggregate appreciation of the underlying index over its exercise price, a diversified portfolio receiving premiums from its call option writing strategy may outperform the same portfolio without such an options strategy. However, in rising markets where the aggregate appreciation of the underlying index over its exercise price exceeds the income from premiums, a portfolio with a call writing strategy could significantly underperform the same portfolio without the options.

Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing. The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Dividend-Paying Investments Risk.
The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.
Foreign and Emerging Countries Risk.
  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.
Investment Style Risk.
  Different investment styles (
e.g
., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style.  Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's  net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's  expense ratio.
Market Risk
.
The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Master Limited Partnership Risk
.
Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
Investments in securities of an MLP also include tax-related risks. For example, to the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests.
Option Writing Risk.
  Writing (selling) call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash (the premium) at the time of selling the call option. In a sharp rising market, the Fund could significantly underperform the market. Furthermore, premium received from the Fund’s call option writing strategies may not fully protect it against market declines because the Fund will continue to bear the risk of a decline in the value of its portfolio securities. In a sharply-falling equity market, the Fund will likely also experience sharp declines in its net asset value (“NAV”).
REIT Risk
.
Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
Stock Risk.
  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index. Prior to June 20, 2017, the Fund had been known as the Goldman Sachs Growth and Income Fund, and certain of its principal investment strategies differed. Performance information set forth below prior to June 20, 2017 reflects the performance resulting from the Fund’s former strategies. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling the appropriate phone number on the back cover of the Prospectus.
The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

CALENDAR YEAR (CLASS A)

The total return illustrated in the table above for the 9-month period ended September 30, 2020 was -7.54%.
During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	13.86%	March 31, 2012
Worst Quarter Return	-18.68%	September 30, 2011

AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2019
Average Annual Total Returns - Class A, C, Inst, Serv, Inv, R, R6 Shares - Goldman Sachs Equity Income Fund		1 Year	5 Years	10 Years	Inception Date
Class A Shares		18.05%	6.07%	9.31%	Feb. 05, 1993
Class A Shares | Returns After Taxes on Distributions		16.50%	5.39%	8.83%	Feb. 05, 1993
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares		11.72%	4.66%	7.59%	Feb. 05, 1993
Class A Shares | Russell 1000® Value Index (reflects no deduction for fees or expenses)		26.54%	8.28%	11.79%	Feb. 05, 1993
Class C Shares		22.72%	6.48%	9.12%	Aug. 15, 1997
Class C Shares | Russell 1000® Value Index (reflects no deduction for fees or expenses)		26.54%	8.28%	11.79%	Aug. 15, 1997
Institutional Shares		25.36%	7.69%	10.36%	Jun. 03, 1996
Institutional Shares | Russell 1000® Value Index (reflects no deduction for fees or expenses)		26.54%	8.28%	11.79%	Jun. 03, 1996
Service Shares		24.71%	7.15%	9.82%	Mar. 06, 1996
Service Shares | Russell 1000® Value Index (reflects no deduction for fees or expenses)		26.54%	8.28%	11.79%	Mar. 06, 1996
Investor Shares		25.22%	7.54%	10.21%	Nov. 30, 2007
Investor Shares | Russell 1000® Value Index (reflects no deduction for fees or expenses)		26.54%	8.28%	11.79%	Nov. 30, 2007
Class R Shares		24.61%	7.01%	9.66%	Nov. 30, 2007
Class R Shares | Russell 1000® Value Index (reflects no deduction for fees or expenses)		26.54%	8.28%	11.79%	Nov. 30, 2007
Class R6 Shares	[1]	25.37%	7.70%	10.36%	Jul. 31, 2015
Class R6 Shares | Russell 1000® Value Index (reflects no deduction for fees or expenses)	[1]	26.54%	8.28%	11.79%	Jul. 31, 2015
[1]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.